OTHER LONG-TERM DEBT (Credit Line) (Narrative) (Details) - Jazz [Member] - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 29, 2016	Dec. 31, 2017
Line of Credit Facility [Line Items]
Term			5 years
Maximum borrowing amount			$ 70,000
Borrowing capacity			58,000
Letters of credit outstanding amount			$ 1,000
Maturity date			Dec. 31, 2018
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Term	5 years
Borrowing capacity	$ 70,000
Prime Rate [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		0.25%
Prime Rate [Member] | Minimum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.00%
Prime Rate [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		0.75%
Prime Rate [Member] | Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	0.50%
LIBOR [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		1.50%
LIBOR [Member] | Minimum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.25%
LIBOR [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate		2.00%
LIBOR [Member] | Maximum [Member] | Subsequent Event [Member]
Line of Credit Facility [Line Items]
Basis spread over variable interest rate	1.75%